CERTIFICATION OF
                        STRONG MUNICIPAL BOND FUND, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                           STRONG MUNICIPAL BOND FUND

STRONG MUNICIPAL BOND FUND, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Municipal Bond Fund's Prospectus and Statement of Additional Information, each dated March 1, 2002 filed by the Registrant pursuant to Post-Effective Amendment No. 26 (File No. 33-7604; 811-4769), which was filed with the Securities and Exchange Commission on February 22, 2002 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent effective post-effective amendment filed by the Registrant.

4.  The form of  Strong  Municipal  Bond  Fund's  Prospectus  and  Statement  of
Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                                                STRONG MUNICIPAL BOND FUND, INC.



                                                   /S/ GILBERT L. SOUTHWELL III
                                  ----------------------------------------------
                                  By:      Gilbert L. Southwell III
                                  Title:   Assistant Secretary


Dated: March 5, 2002